Note 18 Tax assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Tax assets and liabilities [Line Items]
Current tax assets	€ 3,412	€ 4,295
Deferred tax assets	14,080	14,354
Tax assets	17,492	18,650
Current tax liabilities	1,206	575
Deferred tax liabilities	2,565	2,458
Tax liabilities	€ 3,771	€ 3,033